Supplemental Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of current accrued liabilities
Total accrued liabilities	$ 101,460	$ 92,369
Other	3,011	2,022
Accrued evaluated and unproved and unevaluated property costs [Member]
Summary of current accrued liabilities
Total accrued liabilities	54,273	54,586
Accrued support equipment and facilities costs [Member]
Summary of current accrued liabilities
Total accrued liabilities	15,139	17,393
Accrued lease operating expenses [Member]
Summary of current accrued liabilities
Total accrued liabilities	16,009	7,743
Accrued interest on debt [Member]
Summary of current accrued liabilities
Total accrued liabilities	6,541	5,806
Accrued asset retirement obligations [Member]
Summary of current accrued liabilities
Total accrued liabilities	915	254
Accrued partners' share of joint interest charges [Member]
Summary of current accrued liabilities
Total accrued liabilities	$ 5,572	$ 4,565